Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001920092
Document Type	F-1
Entity Registrant Name	Gelteq Limited
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 4100 Albert Road
Entity Address, Address Line Two	South Melbourne
Entity Address, City or Town	VIC
Entity Address, Postal Zip Code	3025
City Area Code	+61
Local Phone Number	3 9087 3990
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE